Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Schedule of financial performance relating to the Apicore business

Year ended December 31	2019	2018	2017
Revenue	$—	$—	$22,759
Expenses	—	—	(47,936)

Loss from discontinued operations	$—	$—	$(25,177)
Income tax recovery	—	—	1,847

Loss after income tax recovery	$—	$—	(23,330)
Gain on disposition of the Apicore business	—	—	55,254

Income from discontinued operations	$—	$—	$31,924

Schedule of cash flow information of Apicore business

Year ended December 31	2019	2018	2017
Net cash flows from operating activities	$—	$—	$5,210
Net cash flows from investing activities	—	—	54,326
Net cash flows used in financing activities	—	—	(80,944)

Net cash flows used in discontinued operations	$—	$—	$(21,408)